INVESTMENT IN AN ASSOCIATED COMPANY - Disclosure of detailed information about associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Aggregate assets	$ 102,227	$ 114,852
Aggregate liabilities	(3,732)	(6,347)
Income (loss) for the year	(13,820)	$ 62,118
IG Copper, LLC [Member]
Disclosure of associates [line items]
Aggregate assets	0
Aggregate liabilities	0
Income (loss) for the year	$ 0
The Company's ownership %	19.90%	19.90%
The Company's share of income (loss) for the year	$ 98,919